Fair Value - Additional Information (Details) - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 27, 2020	Jun. 28, 2020	Mar. 29, 2020	Sep. 29, 2019	Sep. 27, 2020	Sep. 29, 2019	Dec. 29, 2019	Dec. 30, 2018
Fair Value Disclosures [Abstract]
Fair value, liabilities, level 1 to level 2 transfers	$ 0			$ 0	$ 0	$ 0	$ 0	$ 0
Fair value, liabilities, level 2 to level 1 transfers	0			0	0	0	0	0
Fair value, liabilities, transfers into level 3	0			0	0	0	0	0
Fair value, liabilities, transfers out of level 3	0			0	0	0	0	0
Unrealized (gain) loss on fair value of contingent consideration	$ 8,000	$ (327,000)	$ (23,000)	$ 15,000	$ (342,000)	$ 53,000	$ (70,000)	$ (92,000)